Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
OPERATING
Net income (loss)	$ 117,970	$ 94,357
Items not affecting cash
Restricted share expense	2,004	2,034
Write-off of deferred financing costs	1,240	11,726
Write-off of landfill development assets	0	0
Accretion of landfill closure and post-closure costs	5,655	5,240
Goodwill impairment	0	0
Amortization of intangibles	62,929	53,585
Amortization of capital assets	152,728	141,192
Amortization of landfill assets	80,834	79,341
Interest on long-term debt (amortization of deferred financing costs)	3,436	5,665
Net (gain) loss on sale of capital assets	(7,793)	(592)
Net (gain) loss on financial instruments	(4,282)	1,725
Deferred income taxes	28,908	17,841
Net loss from equity accounted investee	(148)	41
Landfill closure and post-closure expenditures	(4,276)	(6,737)
Changes in non-cash working capital items	11,530	(68,657)
Cash generated from operating activities	450,735	336,761
INVESTING
Acquisitions	(3,273)	(282,313)
Purchase of investment	(1,746)	0
Restricted cash deposits	(22)	(24)
Restricted cash withdrawals	0	0
Investment in other receivables	(134)	(148)
Proceeds from other receivables	556	440
Funded landfill post-closure costs	(1,134)	(404)
Purchase of capital assets	(208,202)	(180,322)
Purchase of landfill assets	(65,660)	(66,556)
Proceeds from the sale of capital assets	21,183	2,761
Proceeds from asset divestitures	0	0
Investment in landfill development assets	(3,334)	(3,968)
Cash utilized in investing activities	(261,766)	(530,534)
FINANCING
Payment of deferred financing costs	(4,762)	(17,315)
Proceeds from long-term debt	770,139	1,924,480
Repayment of long-term debt	(880,800)	(1,568,323)
Common shares issued, net of issue costs	0	0
Proceeds from the exercise of stock options	112	403
Repurchase of common shares	(14)	(65,633)
Purchase of restricted shares	(4,462)	(541)
Dividends paid to share and participating preferred share holders	(63,725)	(63,478)
Cash (utilized in) generated from financing activities	(183,512)	209,593
Effect of foreign currency translation on cash and cash equivalents	(3,417)	(23)
NET CASH INFLOW (OUTFLOW)	2,040	15,797
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	29,940	14,143
CASH AND CASH EQUIVALENTS, END OF YEAR	31,980	29,940
Cash and cash equivalents are comprised of:
Cash	28,200	28,929
Cash equivalents	3,780	1,011
Total cash and cash equivalents	31,980	29,940
Cash paid during the year for:
Income taxes	35,429	53,531
Interest	$ 62,336	$ 57,109